Intangible asset (Reconciliation of carrying amount of intangible assets) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	$ 43,577
Intangible assets, end of year	39,822	$ 43,577
Cost [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	118,819	118,819
Intangible assets, end of year	118,819	118,819
Accumulated amortization [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year	(75,242)	(71,758)
Amortization charge	(3,755)	(3,484)
Intangible assets, end of year	$ (78,997)	$ (75,242)